Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share
12.	Earnings per share

(a)	Basic earnings per share
Basic earnings per share (“EPS”) is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

(b)	Diluted earnings per share
For the calculation of diluted earnings per share, weighted average number of ordinary shares outstanding is adjusted by the effect of dilutive securities, including share-based awards in respect of share options and RSU, under the treasury stock method (collectively forming the denominator for computing the diluted earnings per share). Potentially dilutive securities, including share options and RSU, have been excluded from the computation of weighted average number of ordinary shares for the purpose of diluted earnings per share if their inclusion is anti-dilutive. No adjustments is made to earnings (numerator).

The following table sets forth the computation of basic and diluted earnings per share:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
Earnings
Net profit attributable to equity holders of the Company	6,700	4,562

	Number of shares
	Six months ended June 30,
	2025	2026
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,057,167,291	3,104,964,331
Dilution effect- adjustments for share options and RSUs	41,364,651	27,428,065

Shares used in computing diluted earnings per share	3,098,531,942	3,132,392,396

	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	2.19	1.47
Diluted earnings per share for Class A and Class B ordinary shares	2.16	1.46
Basic earnings per ADS	4.38	2.94
Diluted earnings per ADS	4.32	2.91
Note: One ADS represents two Class A ordinary shares of the Company.
For the six months ended June 30, 2025 and 2026, certain share options and certain RSUs that were anti-dilutive and being excluded from the calculation of diluted earnings per share were immaterial on a weighted average basis.